Financial assets at FVTOCI and AFS financial assets_Changes in loss allowance of financial assets at FVTOCI (Details) - KRW (₩)		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]			₩ (4,236,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit impaired financial assets				0
Reversal of credit loss on financial assets at financial assets at FVTOCI		₩ (679,000,000)	₩ 0	(459,000,000)	₩ 0
Disposal				27,000,000
Other increase (decrease)	[2]			(2,000,000)
Ending balance		(4,670,000,000)		(4,670,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]			(4,107,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit impaired financial assets				0
Reversal of credit loss on financial assets at financial assets at FVTOCI				(562,000,000)
Disposal				27,000,000
Other increase (decrease)	[2]			(2,000,000)
Ending balance		(4,644,000,000)		(4,644,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]			(129,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit impaired financial assets				0
Reversal of credit loss on financial assets at financial assets at FVTOCI				103,000,000
Disposal				0
Other increase (decrease)				0
Ending balance		(26,000,000)		(26,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]			0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses				0
Transfer to lifetime expected credit losses				0
Transfer to credit impaired financial assets				0
Reversal of credit loss on financial assets at financial assets at FVTOCI				0
Disposal				0
Other increase (decrease)				0
Ending balance		₩ 0		₩ 0

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.